Income Taxes - Summary of Operating Loss Carryforwards (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 590,000	$ 260,000	$ 160,000	$ 140,000	$ 1,640,000	$ 3,400,000	$ 5,230,000	$ 5,600,000	$ 2,850,000	$ 2,427,000	$ 1,799,000	$ 1,750,000	$ 1,308,000	$ 429,000	$ 476,000	$ 414,000
Year of Expiration	2040	2039	2038	2037	2036	2035	2034	2033	2032	2031	2030	2029	2028	2027	2026	2025